SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Capitalized Costs Related to Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	$ 122,946	$ 118,907	$ 101,197
Capitalized costs, unproved properties	2,637	2,632	2,382
Capitalized costs, gross	125,583	121,539	103,579
Net capitalized costs	66,783	67,388	53,059
Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(58,800)	(54,151)	(50,520)
North America
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	110,154	106,900	88,685
Capitalized costs, unproved properties	2,600	2,541	2,306
Capitalized costs, gross	112,754	109,441	90,991
Net capitalized costs	63,892	64,662	49,852
North America | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(48,862)	(44,779)	(41,139)
North Sea
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	7,321	7,126	7,380
Capitalized costs, unproved properties	0	0	0
Capitalized costs, gross	7,321	7,126	7,380
Net capitalized costs	1,586	1,473	1,796
North Sea | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(5,735)	(5,653)	(5,584)
Offshore Africa
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	5,471	4,881	5,132
Capitalized costs, unproved properties	37	91	76
Capitalized costs, gross	5,508	4,972	5,208
Net capitalized costs	1,305	1,253	1,411
Offshore Africa | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	$ (4,203)	$ (3,719)	$ (3,797)